Business Combinations - Additional Information (Detail) - Feb. 01, 2022 - AMTD Digital [member] $ / shares in Units, $ in Millions, $ in Millions	USD ($) $ / shares	HKD ($)
Disclosure of detailed information about business combination [line items]
Difference between the consideration paid and the net asset value recorded in equity	$ 808.7	$ 6,346.2
Class A and Class B ordinary shares [member]
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer | $	$ 993.0
Issue price per share | $ / shares	$ 8.38